Average Annual Total Returns	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A Inception Date	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Inception Date	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index One Year	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Inception Date	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class I One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Inception Date
Total	(18.14%)	6.14%	8.54%	(22.99%)	5.88%	6.97%	Dec. 14, 2021	(23.25%)	5.01%	6.18%	(13.34%)	4.72%	5.66%	(18.70%)	7.03%	7.79%	Dec. 17, 2015	(20.58%)	0.45%	5.16%	(29.15%)	(0.86%)	4.22%	Dec. 16, 2015	(29.17%)	(1.23%)	3.73%	(17.00%)	(0.49%)	3.54%	(25.04%)	0.46%	5.27%	Dec. 16, 2015